PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Depreciation expense of Continuing Operations	$ 9,852	$ 24,047	$ 14,328
Depreciation expense of discontinued Operations	6	3	734
Data center
PROPERTY AND EQUIPMENT, NET
Impairment Charges	$ 0	$ 35,224	$ 22,392